Apr. 20, 2021
TOUCHSTONE FUNDS GROUP TRUST | Touchstone Dividend Equity Fund
TOUCHSTONE DIVIDEND EQUITY FUND
The Fund’s Investment Goal
The Touchstone Dividend Equity Fund (the “Fund”) seeks current income and capital appreciation.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts for Class A shares of Touchstone equity funds if you and your family invest, or agree to invest in the future, at least $25,000 in such Touchstone funds. More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 13 and 41, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus. If you purchase Class Y shares through a broker acting solely as an agent on behalf of its customers, that broker may charge you a commission. Such commissions, if any, are not charged by the Fund and are not reflected in the fee table or expense example below. The Fund is newly formed and will commence operations following the completion of the reorganization of each of the AIG Focused Dividend Strategy Fund and AIG Select Dividend Growth Fund, each a series of SunAmerica Series, Inc., into the Fund, which is expected to occur on or about July 16, 2021 (the "Reorganization"). The performance and accounting history of the AIG Focused Dividend Strategy Fund (the "Predecessor Fund") will be assumed by the Fund.
Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class Y	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	1.00%	None	None
Wire Redemption Fee	Up to $15	Up to $15	Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.51%	0.51%	0.51%	0.51%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses(1)	0.26%	0.29%	0.27%	0.28%
Total Annual Fund Operating Expenses	1.02%	1.80%	0.78%	0.79%
Fee Waiver or Expense Reimbursement(2)	(0.03)%	(0.11)%	(0.01)%	(0.12)%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement(2)	0.99%	1.69%	0.77%	0.67%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class Y	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	1.00%	None	None
Wire Redemption Fee	Up to $15	Up to $15	Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.51%	0.51%	0.51%	0.51%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses(1)	0.26%	0.29%	0.27%	0.28%
Total Annual Fund Operating Expenses	1.02%	1.80%	0.78%	0.79%
Fee Waiver or Expense Reimbursement(2)	(0.03)%	(0.11)%	(0.01)%	(0.12)%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement(2)	0.99%	1.69%	0.77%	0.67%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after two years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming Redemption at End of Period

	Assuming Redemption at End of Period				Assuming No Redemption
	Class A	Class C	Class Y	Institutional Class	Class C
1 Year	$596	$272	$79	$68	$172
3 Years	$803	$544	$247	$228	$544
5 Years	$1,029	$954	$431	$415	$954
10 Years	$1,680	$2,097	$964	$955	$2,097

Assuming No Redemption

	Assuming Redemption at End of Period				Assuming No Redemption
	Class A	Class C	Class Y	Institutional Class	Class C
1 Year	$596	$272	$79	$68	$172
3 Years	$803	$544	$247	$228	$544
5 Years	$1,029	$954	$431	$415	$954
10 Years	$1,680	$2,097	$964	$955	$2,097

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate for the Predecessor Fund for the fiscal year ended October 31, 2020 was 68%.
The Fund’s Principal Investment Strategies
The Fund invests, under normal market conditions, at least 80% of its assets in equity securities of U.S. large-cap companies that have historically paid dividends. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. For the purpose of the Fund's 80% policy, a large capitalization company has a market capitalization within the range represented in the S&P 500 Index (between approximately $4.2 billion and $2 trillion as of March 31, 2021) at the time of purchase. These securities may be listed on an exchange or traded over-the-counter.

In selecting securities for the Fund, the Fund’s sub-advisor, Fort Washington Investment Advisors, Inc. (the "Sub-Advisor"), seeks to invest in companies that:

•Have historically paid consistent, growing dividends
•Have sustainable competitive advantages that should result in excess profits to support future dividend payments
•Trade at reasonable valuations compared to their intrinsic value

The Sub-Advisor believes the unique approach results in a portfolio of high quality companies with sustainable competitive advantages that should pay reliable, growing dividends at reasonable valuations. The Sub-Advisor evaluates a company’s competitive advantage by assessing its barriers to entry. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty, or a government barrier (e.g., license or subsidy). The Sub-Advisor believes that the strongest barrier to entry is the combination of economies of scale and higher customer loyalty.

The Fund will generally hold 65 to 90 companies, with residual cash and equivalents expected to represent less than 10% of the Fund’s net assets. The Fund may, at times, hold fewer securities and a higher percentage of cash and equivalents when, among other reasons, the Sub-Advisor cannot find a sufficient number of securities that meets its purchase requirements.

The Fund will generally sell a security if the security does not meet portfolio guidelines, if the security stops paying a dividend and future prospects of paying a dividend are limited, or if better opportunities exist based on the fundamentals and valuation of the business.

The Fund’s Principal Risks
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the Federal Deposit Insurance Corporation (the "FDIC") or any other federal government agency.
As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Dividend Risk: There is no guarantee that the companies in which the Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time. Securities that pay dividends may be sensitive to changes in interest rates, and as interest rates rise or fall, the prices of such securities may fall.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Value Investing Risk: Value investing presents the risk that the Fund’s security holdings may never reach their full intrinsic value because the market fails to recognize what the portfolio managers consider the true business value or because the portfolio managers have misjudged those values.

The Fund’s Performance
The Fund is a new series of the Trust and has no performance history. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund, as well as its assets and liabilities, will be assumed by the Fund. Performance information, including information on fees and expenses, included herein is that of the Predecessor Fund, which was managed by a different adviser using different investment strategies. The Fund's performance shown below would have differed if Fort Washington Investment Advisors, Inc. had managed the Fund pursuant to its current strategies prior to July 16, 2021.

The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Predecessor Fund’s performance from calendar year to calendar year and by showing how the Predecessor Fund’s average annual total returns for one year, five years, and since inception compare with the S&P 500 Index and Russell 1000® Value Index. The bar chart does not reflect any sales charges, which would reduce your return. The performance table reflects any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Predecessor Fund — Class A Shares Total Return as of December 31

Best Quarter: First Quarter, 2013 14.99%	Worst Quarter: First Quarter, 2020 (27.03)%
The Predecessor Fund's calendar year-to-date total return for Class A shares as of March 31, 2021 is 9.74%.
Average Annual Total Returns For the periods ended December 31, 2020
After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns. The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of fund shares. The Predecessor Fund did not have Institutional Class shares. Returns for Institutional Class shares of the Fund will be shown once that share class has a full calendar year of performance.

	1 Year	5 Years	10 Years	Since Inception
Predecessor Fund — Class A
Return Before Taxes	(11.46)%	5.49%	9.58%	N/A
Return After Taxes on Distributions	(12.24)%	3.90%	7.98%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	(6.36)%	4.13%	7.58%	N/A
Predecessor Fund — Class B(1)
Return Before Taxes	(10.33)%	5.72%	9.65%	N/A
Predecessor Fund — Class C
Return Before Taxes	(7.58)%	6.06%	9.52%	N/A
Predecessor Fund — Class W(2)
Return Before Taxes	(5.87)%	6.96%	N/A	7.63%
S&P 500 Index(3) (reflects no deductions for fees, expenses or taxes)	18.40%	15.22%	13.88%	13.65%
Russell 1000® Value Index(3) (reflects no deductions for fees, expenses or taxes)	2.80%	9.74%	13.30%	9.18%